SCHEDULE OF INFORMATION ABOUT INVESTMENT PROPERTY (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Investment property, beginning balance
Investment property
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Investment property, beginning balance		401,231
Transferred from property, plant and equipment
Transferred from right-of-use assets
Transferred to assets classified as held for sale		(401,231)
Investment property
Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Investment property, beginning balance		(53,987)
Transferred from property, plant and equipment
Transferred from right-of-use assets
Investment property
Depreciation for the year
Transferred to assets classified as held for sale		53,987
Accumulated impairment [member]
IfrsStatementLineItems [Line Items]
Investment property, beginning balance		(347,244)
Transferred from property, plant and equipment
Transferred from right-of-use assets
Investment property
Transferred to assets classified as held for sale		¥ 347,244